Prospectus Supplement

                               Dated Oct. 3, 2005*

   RiverSource(SM) Diversified Equity Income Fund (Nov. 29, 2004) S-6475-99 X

SEPARATION FROM AMERICAN EXPRESS COMPANY

On Sept. 30, 2005, Ameriprise Financial, Inc. (Ameriprise Financial) became an independent company with no affiliation to American Express Company and is now trading as a separate public company under the ticker symbol AMP. Ameriprise Financial and its subsidiaries provide a variety of services to the RiverSource Mutual Funds:

--------------------------------------------- ------------------------------- --------------------------
Company Name (Effective Aug. 1, 2005)         Former Name/Service Provider    Services
--------------------------------------------- ------------------------------- --------------------------
Ameriprise Financial, Inc.                    American Express Financial      Administrative Services
                                              Corporation
--------------------------------------------- ------------------------------- --------------------------
RiverSource Investments, LLC                  Services previously provided    Investment Management
                                              by American Express Financial   Services
                                              Corporation
--------------------------------------------- ------------------------------- --------------------------
Ameriprise Financial Services, Inc.           American Express Financial      Distribution Services
                                              Advisors Inc.
--------------------------------------------- ------------------------------- --------------------------
RiverSource Service Corporation               American Express Client         Transfer Agent Services
                                              Service Corporation
--------------------------------------------- ------------------------------- --------------------------
Ameriprise Trust Company                      American Express Trust Company  Custodian Services
--------------------------------------------- ------------------------------- --------------------------

On Oct. 1, 2005, the Fund changed its name from AXP Diversified Equity Income Fund to RiverSource Diversified Equity Income Fund.

ADDITIONAL UPDATE

At a Board of Directors meeting on January 12-13, 2005, the directors of the Fund determined that it was in the best interests of shareholders to withdraw the Fund's assets from the master portfolio structure. The steps to withdraw from the master portfolio and establish an independent portfolio of securities for the Fund are expected to be completed in late 2005 or early 2006. RiverSource Investments, LLC, the investment manager to the master portfolio, will continue to serve as investment manager to the Fund under the same terms and conditions.

S-6475-25 A (10/05)

Valid until next update.

* Destroy Nov. 29, 2005

The fees and expenses table and expense examples contained in the Fund's prospectus, which describe the fees and expenses you may pay if you buy and hold shares of the Fund, have been updated, adjusted to reflect current fees. The updated fees and expenses table and expense examples referenced below replaces those in the Fund's current prospectus.

FEES AND EXPENSES

Fund investors pay various expenses. The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees.

Shareholder Fees (fees paid directly from your investment)
                                                               Class A       Class B      Class C      Class Y

Maximum sales charge (load) imposed on purchases(a)
(as a percentage of offering price)                            5.75%          none         none         none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)        none(b)         5%           1%          none

Annual Fund Operating Expenses(c) (expenses that are deducted from Fund asset)

As a percentage of average daily net assets:  Class A  Class B Class C  Class Y
Management fees(d)                             0.57%    0.57%   0.57%    0.57%
Distribution (12b-1) fees                      0.25%    1.00%   1.00%    0.00%
Other expenses(e)                              0.26%    0.28%   0.28%    0.35%
Total                                          1.08%    1.85%   1.85%    0.92%

(a) This charge may be reduced depending on the value of your total investments in RiverSource funds. See "Sales Charges."

(b) For Class A purchases over $1,000,000 on which no sales charge is assessed, a 1% sales charge may apply if you sell your shares within one year after purchase.

(c) Both in this table and the following example Fund operating expenses include expenses charged by both the Fund and its Portfolio as described under "Fund Management and Compensation."

(d) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.09% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Equity Income Funds Index. See "Fund Management and Compensation" for more information.

(e) Other expenses include an administrative services fee, a transfer agency fee, a custody fee and other nonadvisory expenses and, for Class Y shares, a shareholder service fee.

                                     -- 2 --

Examples

These examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

These examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                               1 year      3 years      5 years     10 years
Class A(a)                      $679         $899       $1,137       $1,821
Class B                         $688(b)      $982(b)    $1,202(b)    $1,972(c)
Class C                         $288(b)      $582       $1,002       $2,174
Class Y                         $ 94         $294       $  510       $1,136

(a) Includes a 5.75% sales charge.

(b) Includes the applicable CDSC.

(c) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

You would pay the following expenses if you did not redeem your shares:

                               1 year      3 years      5 years     10 years
Class A(a)                      $679         $899       $1,137       $1,821
Class B                         $188         $582       $1,002       $1,972(b)
Class C                         $188         $582       $1,002       $2,174
Class Y                         $ 94         $294       $  510       $1,136

(a) Includes a 5.75% sales charge.

(b) Based on conversion of Class B shares to Class A shares in the ninth year of ownership.

                                     -- 3 --

                 RiverSource(SM) Diversified Equity Income Fund

                   Supplement to the Nov. 29, 2004 Prospectus

                           Amended as of Oct. 3, 2005

This supplement describes the Fund's Class I shares. The caption headings used in this Supplement correspond to the caption headings used in the prospectus.

You may purchase Class I shares only if you are an eligible investor, as described under the caption "Buying and Selling Shares" below.

PAST PERFORMANCE

Class I has not been in existence for a full calendar year, and therefore performance information is not shown. The performance table is intended to indicate some of the risks of investing in the Fund by showing changes in the Fund's performance over time. Please note that you will find performance returns for other classes of shares of the Fund, together with returns of one or more broad measures of market performance, in the performance table of the prospectus.

Past performance for Class I for the period prior to March 4, 2004 may be calculated based on the performance of Class A, adjusted to reflect differences in sales charges, but not differences in annual Fund operating expenses. The use of blended performance (Class I performance blended with Class A performance for periods before March 4, 2004) generally results in lower performance than Class I shares would have achieved had they been offered for the entire period.

FEES AND EXPENSES

Fund investors pay various expenses. The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Expenses are based on the Fund's most recent fiscal year, adjusted to reflect current fees. The table is supplemented as follows:

Shareholder Fees (fees paid directly from your investment)
                                                                       Class I

Maximum sales charge (load) imposed on purchases
(as a percentage of offering price)                                     none

Maximum deferred sales charge (load) imposed on sales
(as a percentage of offering price at time of purchase)                 none

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

As a percentage of average daily net assets:                           Class I
Management fees(a)                                                      0.57%
Distribution (12b-1) fees                                               0.00%
Other expenses(b)                                                       0.08%
Total                                                                   0.65%

(a) Includes the impact of a performance incentive adjustment fee that increased the management fee by 0.09% for the most recent fiscal year. The index against which the Fund's performance is measured for purposes of determining the performance incentive adjustment is the Lipper Equity Income Funds Index. See "Fund Management and Compensation" for more information.

(b) Other expenses include an administrative services fee, a custody fee and other nonadvisory expenses.

Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table is supplemented as follows:

                           1 year    3 years      5 years     10 years
Class I                      $66      $208         $363         $814

BUYING AND SELLING SHARES

The description of Investment Options is supplemented as follows:

If you are an eligible investor, you may purchase Class I shares at net asset value without an initial sales charge or CDSC on redemption. Class I shares do not have annual distribution and service fees, and do not convert to any other class of shares.

The following eligible investors may purchase Class I shares:

o Any fund distributed by Ameriprise Financial Services, if the fund seeks to achieve its investment objective by investing primarily in shares of the Fund and other RiverSource funds.

In addition, the distributor, in its sole discretion, may accept investments from other purchasers not listed above.

The discussion of buying and selling shares is supplemented as follows:

You may purchase, sell or exchange Class I shares only through the distributor (see the back cover of the prospectus for address and telephone number). You may exchange your Class I shares only for Class I shares of another RiverSource fund.

FINANCIAL HIGHLIGHTS

The Financial Highlights table is intended to help you understand the Fund's financial performance. It is supplemented as follows:

Class I
Per share income and capital changes(a)
Fiscal period ended Sept. 30,                                           2004(b)
Net asset value, beginning of period                                   $10.03
                                                                       ------
Income from investment operations:
Net investment income (loss)                                              .19
Net gains (losses) (both realized and unrealized)                        (.19)
                                                                       ------
Total from investment operations                                           --
                                                                       ------
Less distributions:
Dividends from net investment income                                     (.14)
                                                                       ------
Net asset value, end of period                                         $ 9.89
                                                                       ------
Ratios/supplemental data
Net assets, end of period (in millions)                                   $18
Ratio of expenses to average daily net assets(c)                         .63%(d)
Ratio of net investment income (loss) to average daily net assets       2.35%(d)
Portfolio turnover rate (excluding short-term securities)                 18%
Total return(e)                                                          .02%(f)

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date is March 4, 2004.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Not annualized.

                                                             S-6475-27 A (10/05)